SCHEDULE OF REVENUE GENERATED FROM DIFFERENT REVENUE STREAMS (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disaggregation of Revenue [Line Items]
Total	¥ 20,650,916	¥ 14,121,840	¥ 13,264,408
Real Estate [Member]
Disaggregation of Revenue [Line Items]
Total	18,360,339	12,003,423	11,447,250
Hotel [Member]
Disaggregation of Revenue [Line Items]
Total	1,375,243	1,257,533	835,424
Housing Equipment and Material [Member]
Disaggregation of Revenue [Line Items]
Total	351,464	337,113	358,584
Rental Services [Member]
Disaggregation of Revenue [Line Items]
Total	40,132	47,663	79,102
Product and Service, Other [Member]
Disaggregation of Revenue [Line Items]
Total	¥ 523,738	¥ 476,108	¥ 544,048